            Annual Notice of Securities Sold Pursuant to Rule 24F-2

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.

1.   Name and address of issuer:

     Penn Mutual Variable Life Account I
     600 Dresher Road
     Horsham, Pennsylvania  19044
--------------------------------------------------------------------------------

2.   Name of each series or class of funds for which this notice is filed:

     Last Survivor Flexible Premium Adjustable Variable Life Insurance Policies

     Subaccounts:

     Growth Equity Fund              High Yield Bond Fund
     Value Equity Fund               Money Market Fund
     Flexibly Managed Fund           TCI Growth Portfolio
     Small Capitalization Fund       Limited Maturity Bond Portfolio
     International Equity Fund       Equity Income Portfolio
     Quality Bond Fund               Asset Manager Portfolio

--------------------------------------------------------------------------------

3.   Investment Company Act File Number:  811-5006

     Securities Act File Number:  33-87276

NOTE: Payment of the registration fee in connection with this Annual Notice has been included with the Annual Notice filed for Registration Statement 33-54662.

--------------------------------------------------------------------------------

4.   Last day of fiscal year for which this notice is filed:

     December 31, 1996

--------------------------------------------------------------------------------

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

     N/A                                                                    [_]
--------------------------------------------------------------------------------

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

     N/A
--------------------------------------------------------------------------------

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     None
--------------------------------------------------------------------------------

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     None
--------------------------------------------------------------------------------

9.   Number and aggregate sale price of securities sold during the fiscal year:

     Number of Policies:                                210
     Aggregate Sales Price of Units of all Subaccounts: 0
--------------------------------------------------------------------------------

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     Number of Policies:                                210
     Aggregate Sales Price of Units of all Subaccounts: 0
--------------------------------------------------------------------------------

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

     N/A

12.  Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                                0
                                                      --------------------------

     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                     +         N/A
                                                      --------------------------

     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                                     -          0
                                                      --------------------------

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                                                     +         ----
                                                      --------------------------

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
            (iii), plus line (iv)] (if applicable):
                                                                0
                                                      --------------------------

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

                                                     x       1/3,300
                                                      --------------------------

     (vii)  Fee due [line (i) or line (v) multiplied by line (vi)]:

                                                     $          0
                                                      --------------------------



Instruction:   Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                        [_]


     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


     February 7, 1997


                                  SIGNATURES

This report has been signed by the following person on behalf of the issuer and in the capacities and on the date indicated.

By (Signature and Title)*   /s/  James D. Benson
                            ---------------------------------------------------
                            James D. Benson
                            Manager, Financial Reporting



Date:  February 11, 1997


     * Please print the name and title of the signing officer below the signature.

========================================================================================================
                                              ATTACHMENT A

                      RULE 24f-2 ANNUAL NOTICE FOR THE FISCAL YEAR ENDED 12/31/96

                             REGISTRATION STATEMENTS 33-54662 AND 33-87276

                   PENN MUTUAL VARIABLE LIFE ACCOUNT I UNITS SOLD AND REDEEMED - 1996

               ALL FEES PAID WITH ANNUAL NOTICE FILED FOR REGISTRATION STATEMENT 33-54662
========================================================================================================
 FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE POLICIES (CORNERSTONE VUL AND CORNERSTONE VUL II)
    LAST SURVIVOR FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE POLICIES (VARIABLE ESTATEMAX)
--------------------------------------------------------------------------------------------------------
                                       AGGREGATE
                                         PRICE             AGGREGATE
                                       OF UNITS              PRICE
                                         SOLD               OF UNITS                      REGISTRATION
                                 (INCLUDING REINVEST)       REDEEMED       DIFFERENCE          FEE
--------------------------------------------------------------------------------------------------------
MONEY MARKET FUND                          $15,737,591      $13,541,904      $2,195,688             $665
--------------------------------------------------------------------------------------------------------
QUALITY BOND FUND                           $1,192,560         $680,010        $512,550             $155
--------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND                        $1,253,507         $590,909        $662,598             $201
--------------------------------------------------------------------------------------------------------
GROWTH EQUITY FUND                          $1,795,526         $942,034        $853,493             $259
--------------------------------------------------------------------------------------------------------
VALUE EQUITY FUND                           $6,326,113       $1,226,406     $6 ,099,707           $1,545
--------------------------------------------------------------------------------------------------------
SMALL CAPITALIZATION FUND                   $2,142,122         $617,965      $1,524,158             $462
--------------------------------------------------------------------------------------------------------
FLEXIBLY MANAGED FUND                      $12,041,848       $2,094,406      $9,947,442           $3,014
--------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND                   $5,252,183       $1,402,306      $3,849,875           $1,167
--------------------------------------------------------------------------------------------------------
TCI GROWTH                                  $3,248,038       $1,015,884      $2,232,153             $676
--------------------------------------------------------------------------------------------------------
N & B LIMITED MATURITY                        $470,274         $334,076        $136,198              $41
--------------------------------------------------------------------------------------------------------
N & B BALANCED                              $1,370,362         $932,087        $438,275             $133
--------------------------------------------------------------------------------------------------------
FIDELITY ASSET MANAGER                        $850,827         $214,882        $635,944             $193
--------------------------------------------------------------------------------------------------------
FIDELITY GROWTH EQUITY                      $6,516,760         $591,309      $5,925,452           $1,796
--------------------------------------------------------------------------------------------------------
FIDELITY EQUITY INCOME                      $4,349,892         $619,673      $3,730,219           $1,130
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
TOTAL:                                     $62,547,602      $24,803,850     $37,743,752          $11,438
--------------------------------------------------------------------------------------------------------

                  [LETTERHEAD OF MORGAN, LEWIS & BOCKIUS LLP]



 February 11, 1997



 Penn Mutual Variable Life Account I
 600 Dresher Road
 Horsham, Pennsylvania  19044

 Re: Rule 24f-2 Notice for Penn Mutual Variable
     Life Account I (the "Account")
     (File Nos. 33-87276 and 811-5006)
     ----------------------------------------------

 Ladies and Gentlemen:

 Reference is made to the above-captioned Rule 24f-2 Notice of the Penn Mutual Life Insurance Company which is being filed with the Securities and Exchange Commission on behalf of the Account for the fiscal year ended December 31, 1996.

 We have acted as counsel to Penn Mutual Life Insurance Company. Based on our review of the Account's registration statement and assuming that the Securities of the Account were offered in conformity therewith, we are of the opinion that the Securities of the Account sold during the fiscal year and registered in reliance upon Rule 24f-2, are legally issued, fully paid and non-assessable.


 Very truly yours,



 /s/ Morgan, Lewis & Bockius LLP



 cc:  Mr. James D. Benson